Document and Entity Information Document	May 31, 2019
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 31, 2019
Entity Registrant Name	WHIRLPOOL CORP /DE/
Entity Central Index Key	0000106640
Amendment Flag	true
Amendment Description	The Company's original Form 8-K was filed June 6, 2019 to report on a May 31, 2019 announcement regarding Whirlpool EMEA's intention to reconvert the Naples plant
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3932
Entity Tax Identification Number	38-1490038
Entity Address, Address Line One	2000 North M-63,
Entity Address, City or Town	Benton Harbor,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49022-2692
City Area Code	269
Local Phone Number	923-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
New York Stock Exchange | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	NYSE
New York Stock Exchange | Senior Notes
Entity Information [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2020
Trading Symbol	WHR 20
Security Exchange Name	NYSE
Chicago Stock Exchange | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	CHX